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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Colden Capital Management LLC
Address:      230 Park Avenue, 7th Floor
              New York, NY 10169


Form 13F File Number: 28-06371

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Kevin McLaughlin
Title:        Chief Financial Officer
Phone:        212-499-2550

Signature, Place, and Date of Signing:

         /s/  Kevin McLaughlin     New York, NY        02/8/02
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     29

Form 13F Information Table Value Total:     $224,438
                                            [In thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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
                                                   Form 13F INFORMATION TABLE
                                                        December 31, 2001

   COLUMN 1          COLUMN 2      COLUMN 3     COLUMN 4      COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------         --------      --------     --------      --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                               MARKET                                     (c)
                      TITLE        CUSIP       VALUE     SHRS OR  SH/  PUT/   (a)  (b)   SHARED   OTHER     (a)   (b)    (c)
NAME OF ISSUER       OF CLASS      NUMBER      (x$1,000) PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------       --------      ------      --------  -------  ---  ----  ---- ------ ------  --------  ----  ------  ----
AMERICAN INTERNATIONAL
 GROUP, INC.         Common Stock   026874107   15,544   195,763   SH        Sole                       195,763   0      0
AMERICAN WATER WORKS
 COMPANY, INC.       Common Stock   030411102    4,246   101,700   SH        Sole                       101,700   0      0
BARNESANDNOBLE.COM
 INC.                Common Stock   067846105      123    80,100   SH        Sole                        80,100   0      0
BROOKS AUTOMATION,
 INC.                Common Stock   11434A100    2,115    52,000   SH        Sole                        52,000   0      0
C. R. BARD, INC.     Common Stock   067383109   24,213   375,400   SH        Sole                       375,400   0      0
CROSSWORLDS
 SOFTWARE, INC.      Common Stock   22769P109    5,116 1,097,800   SH        Sole                     1,097,800   0      0
DEUTSCHE TELEKOM AG  ADRS           251566105   16,290   963,894   SH        Sole                       963,894   0      0
DIME BANCORP, INC.   Common Stock   25429Q102    7,216   200,000   SH        Sole                       200,000   0      0
DUKE ENERGY
 CORPORATION         Common Stock   264399106      648    16,500   SH        Sole                        16,500   0      0
DYNEGY INC.          Common Stock   26816Q101      383    15,000   SH        Sole                        15,000   0      0
GENERAL MOTORS
 CORPORATION -
 CLASS H             Common Stock   370442832    1,545   100,000   SH        Sole                       100,000   0      0
GENUITY INC.         Common Stock   37248E103      189   119,800   SH        Sole                       119,800   0      0
JDS UNIPHASE
 CORPORATION         Common Stock   46612J101    7,187   828,031   SH        Sole                       828,031   0      0
JOHNSON & JOHNSON    Common Stock   478160104    8,899   150,575   SH        Sole                       150,575   0      0
KERR-MCGEE
 CORPORATION         Common Stock   492386107      222     4,053   SH        Sole                         4,053   0      0
MITCHELL ENERGY &
 DEVELOPMENT CORP.   Common Stock   606592202    2,414    45,300   SH        Sole                        45,300   0      0
PHILLIPS PETROLEUM
 COMPANY             Common Stock   718507106    2,905    48,200   SH        Sole                        48,200   0      0
SYNOPSYS, INC.       Common Stock   871607107    3,733    63,200   SH        Sole                        63,200   0      0
TELECORP PCS, INC.   Common Stock   879300101   23,157 1,857,000   SH        Sole                     1,857,000   0      0
THE DOW CHEMICAL
 COMPANY             Common Stock   260543103   23,213   687,192   SH        Sole                       687,192   0      0
THE NEWS CORPORATION
 LIMITED             ADRS           652487802    3,095   116,955   SH        Sole                       116,955   0      0





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TYCO INTERNATIONAL
 LTD.                Common Stock   902124106   12,011   203,925   SH        Sole                       203,925   0      0
UNITED PARCEL
 SERVICE, INC.       Common Stock   911312106    3,123    57,300   SH        Sole                        57,300   0      0
VALERO ENERGY
 CORPORATION         Common Stock   91913Y100    1,766    46,323   SH        Sole                        46,323   0      0
VIACOM INC.-CL B     Common Stock   925524308   29,511   668,423   SH        Sole                       668,423   0      0
WACHOVIA CORPORATION Common Stock   929903102    5,002   159,494   SH        Sole                       159,494   0      0
WILLAMETTE
 INDUSTRIES          Common Stock   969133107    9,121   175,000   SH        Sole                       175,000   0      0
WORLDCOM, INC.
 - MCI GROUP         Common Stock   98157D304      398    31,352   SH        Sole                        31,352   0      0
WORLDCOM, INC.
 - WORLDCOM GROUP    Common Stock   98157D106   11,053   784,979   SH        Sole                       784,979   0      0
                                               224,438





































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